Other Contingencies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Contingency [Line Items]
Other Contingencies

6. Other Contingencies

On October 23, 2023, the Company and the Committee were served with a class action complaint in the United States District Court for the Northern District of California alleging that the Company and the Committee breached their fiduciary duties to participants of the Plan by utilizing forfeited funds for contributions. The Company believes that it has been managing forfeited funds consistent with legal authority and its policies. On December 13, 2023, the Company filed a motion to dismiss which was granted with leave to amend. On November 12, 2024, Plaintiff filed an amended complaint and on March 3, 2025, the Company and Committee filed its second motion to dismiss. In late March 2025, the second motion to dismiss was denied. In early April 2025, the parties agreed to stay the matter while a companion case is appealed to the 9th Circuit. The Company continues to deny the allegations in the amended complaint and is defending itself and the Committee.